CONTINGENCIES	12 Months Ended
Jan. 31, 2019
Contingencies [abstract]
CONTINGENCIES
29.	CONTINGENCIES

From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. Management is of the opinion that disposition of any current matter will not have a material adverse impact on the Company’s financial position, results of operations, or the ability to carry on any of its business activities.

Pursuant to the terms of an agreement dated July 12, 2018, a vendor agreed to provide online marketing services to the Company. A dispute has arisen regarding the vendor's performance and entitlement to compensation for the services. Specifically, in addition to certain cash payments, the vendor has claimed that it is entitled to 1,800,000 common shares of C21 without conditions or restrictions. C21 denies that the vendor is entitled to the shares or, if it is, that the shares are to be issued at an exercise price of C$2.30 per share. It is too early to predict the outcome of this claim.